INVESTMENT COMMITMENTS (Details Narrative) - USD ($) $ in Millions	Dec. 13, 2025	Jul. 02, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Estimated to exceed investment			$ 1,500
Estimated investment	$ 43
Rinconde Arandadevelopment [Member]
IfrsStatementLineItems [Line Items]
Estimated investment		$ 376